Financial Instruments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 24, 2013 USD ($)
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		$ 2,483,900
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Letters of credit outstanding					$ 94,700
Amount in bank guarantees, letters of credit and surety bonds related to road maintenance, performance guarantees and other operations		$ 150,000
DTA Lease Term		30
Letter of credit arrangement for workers compensation		$ 22,700
Collateral for letter of credit related to workers compensation		32,600
Credit support to Patriot		122,200	$ 141,500
Maximum capacity of the securitization program		275,000
Amount available under the securitization program		204,000
Total consideration received by Company related to accounts receivable sold under securitization program		4,257,200
Cash up front from sale of receivables		2,775,500
Additional cash upon collection of underlying receivables		1,272,300
Non collected receivables		209,400
Reduction in accounts receivable as a result of securitization activity		30,000	100,000
Expense associated with securitization transactions		1,500	1,500	$ 2,000
DTA and PBGC [Member]
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Letters of credit outstanding		$ 79,700
Dominion Terminal Associates Partnership [Member]
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Ownership percentage of equity method investment		37.50%
Number of letters of credit supporting reimbursement obligation		4
Maximum reimbursement obligation to commercial bank		$ 42,700
Pension Plans Agreement With PBG and TXU Europe [Member]
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Defined benefit pension plans requiring special contributions		2
Letter of credit maintained by the Company in favor of the PBGC		$ 37,000
Guarantee in place from TXU Europe Limited		110,000
Reclamation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		2,024,000
Coal Lease Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		103,800
Workers' Compensation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		126,400
Other [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk	[1]	229,700
Performance Guarantee [Member]
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Liability for reclamation and bonding guarantee		44,700	$ 45,600
Self bonding [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		1,361,400
Self bonding [Member] | Reclamation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		1,361,400
Self bonding [Member] | Coal Lease Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		0
Self bonding [Member] | Workers' Compensation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		0
Self bonding [Member] | Other [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk	[1]	0
Surety Bond [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		532,700
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Credit support to Patriot		81,400
Surety Bond [Member] | Reclamation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		325,200
Surety Bond [Member] | Coal Lease Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		103,800
Surety Bond [Member] | Workers' Compensation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		92,300
Surety Bond [Member] | Other [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk	[1]	11,400
Bank Guarantees [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		437,200
Bank Guarantees [Member] | Reclamation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		319,800
Bank Guarantees [Member] | Coal Lease Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		0
Bank Guarantees [Member] | Workers' Compensation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		0
Bank Guarantees [Member] | Other [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk	[1]	117,400
Letters of credit [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		152,600
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Credit support to Patriot		22,400
Letters of credit [Member] | Reclamation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		17,600
Letters of credit [Member] | Coal Lease Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		0
Letters of credit [Member] | Workers' Compensation Obligations [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk		34,100
Letters of credit [Member] | Other [Member]
Guarantee Obligations [Line Items]
Financial instruments with off balance sheet risk	[1]	100,900
Corporate Guarantees [Member]
Financial Instruments and Guarantees with Off-Balance-Sheet Risk (Textuals) [Abstract]
Credit support to Patriot		$ 18,400

[1]	Other includes the $79.7 million in letters of credit related to Dominion Terminal Associates and the PBGC, as described below, and an additional $150.0 million in bank guarantees, letters of credit and surety bonds related to road maintenance, performance guarantees and other operations.